Common Stock Warrants (Details) - Stock Warrant [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Schedule of warrant activity
Beginning Balance, Number of Options/Warrants | shares	2,367,500
Granted | shares	15,000,000
Exercised | shares
Forfeited | shares
Ending Balance, Number of Options/Warrants | shares	17,367,500
Options/Warrants exercisable | shares	17,367,500
Beginning Balance, Weighted Average Exercise Price | $ / shares	$ 2.48
Granted, Weighted Average Exercise Price | $ / shares	$ 0.35
Exercised, Weighted Average Exercise Price | $ / shares
Forfeited, Weighted Average Exercise Price | $ / shares
Ending Balance, Weighted Average Exercise Price | $ / shares	$ 0.64
Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.64